OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Operating Lease Maturity
The future minimum rental payments under the Company's non-cancellable operating leases as of June 30, 2022 are as follows:

(in thousands of $)
Year 1	1,198
Year 2	1,158
Year 3	1,191
Year 4	598
Total minimum lease payments	4,145
Less: Imputed interest	(200)
Present value of operating lease liabilities	3,945
The future minimum rental payments under the Company's non-cancellable operating leases as of December 31, 2021 are as follows:

(in thousands of $)
2022	1,289
2023	1,048
2024	1,076
2025	1,105
Total minimum lease payments	4,518
Less: Imputed interest	(282)
Present value of operating lease liabilities	4,236

Schedule of Future Rental Income	The minimum future revenues to be received under the fixed rate element of our contracts as of June 30, 2022 are as follows:

(in thousands of $)
Year 1	7,952
Total minimum lease payments	7,952